Cash and cash equivalents (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand	$ 41,352	$ 191,360
Cash in current accounts	1,175,290	16,640,295
Bank deposits	0	0
Total	$ 1,216,642	$ 16,831,655	$ 17,412,501	$ 46,660,922